INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
Statements Line Items
Disclosure of detailed information about intangible assets [Table Text Block]
			Product
			Development
Cost	Patent	Rights	Costs	Total
Balance, December 31, 2016	$40,840	$282,946	$-	$323,786
Additions	-	390,013	328,010	718,023
Balance, December 31, 2017	40,840	672,959	328,010	1,041,809
Impairment	-	-	(328,010)	(328,010)
Balance, December 31, 2018	$40,840	$672,959	$-	$713,799
Accumulated Amortization
Balance, December 31, 2016	$24,473	$65,000	$-	$89,473
Amortization	7,560	-	-	7,560
Balance, December 31, 2017	32,033	65,000	-	97,033
Amortization	8,807	-	-	8,807
Balance, December 31, 2018	$40,840	$65,000	$-	$105,840
Carrying Value
December 31, 2017	$8,807	$607,959	$328,010	$944,776
December 31, 2018	$-	$607,959	$-	$607,959